Interests in equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Summary of detailed information about interest in associates

	2023	2022
Interest in a joint venture	$97,858,820	$—
Interests in associates	606,055	788,472
	$98,464,875	$788,472

Summary of interests in equity accounted investees
Particulars of equity-accounted investees of the Group are as follows:

Name of an equity-accounted investee	Place of incorporation/ operation	Particular of issued and paid-up capital	Proportion of nominal value of issue capital held by the Company				Principal activity
			2023		2022
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Insighta	Cayman Islands	2,000,000 ordinary shares	50	—	—	—	Multi-cancer genetic testing services
アクトメッド株式会社 (“ACTmed Co., Ltd.”)	Japan	1,347 ordinary shares	—	24.85	—	24.85	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	26.04	Investment holdings

Summary of detailed information of joint venture
The following table summarizes the financial information of Insighta, from the period of July 20, 2023 to December 31, 2023, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group's interest in Insighta.

2023
Non-current assets	$132,725,811
Current assets (including cash and cash equivalents $79,108,498)	79,310,442
Non-current liabilities	(15,192,930)
Other payables, accruals and contract liabilities	(200,052)
Amount due to a related company	(925,631)
Net assets (100%)	195,717,640
Group's share of net assets (50%)	97,858,820
Other income	580,440
Interest income	927,019
Depreciation and amortization	(2,141,759)
Other expenses	(1,054,858)
Income tax expense	349,018
Loss and total comprehensive income (100%)	$(1,340,140)
Group's share of loss and total comprehensive income (50%)	$(670,070)
Dividends received by the Group	$—

Summary of detailed information about financial information of associates	Aggregate information of associates that are not individually material:

	2023	2022
Carrying amount of interests in associates	$606,055	$788,472
Group's share of total comprehensive income	(188,830)	—